INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$
Carrying amount of equity investments without readily determinable fair value	3,053	2,926
Carrying amount of equity method investments	504	478
Carrying amount of long-term investments	3,557	3,404